ORGANIZATION AND BASIS OF PRESENTATION (Schedule of Details of Company's Subsidiaries, PRC Domestic Entities and PRC Domestic Entities' Subsidiaries (Details)	12 Months Ended
Dec. 31, 2022
Beijing SouFun Internet Information Service Co., Ltd. [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Dec. 17, 2003
Place of Establishment	PRC
Principal Activities	Provision of marketing services and listing services
SouFun Media Technology Beijing Co., Ltd. [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Nov. 28, 2002
Place of Establishment	PRC
Principal Activities	Provision of technology, leads generation and information consultancy services
Beijing SouFun Network Technology Co., Ltd. [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Mar. 16, 2006
Place of Establishment	PRC
Principal Activities	Provision of technology, leads generation and information consultancy services
Beijing SouFun Science and Technology Development Co., Ltd. [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Mar. 14, 2006
Place of Establishment	PRC
Principal Activities	Provision of marketing services, leads generation services and listing services
Beijing Century Jia Tian Xia Technology Development Co Ltd [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Dec. 21, 2006
Place of Establishment	PRC
Principal Activities	Provision of marketing services and listing services
Beijing Hong An Tu Sheng Network Technology Co., Ltd. [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Nov. 15, 2010
Place of Establishment	PRC
Principal Activities	Provision of technology, leads generation and information consultancy services
Beijing Tuo Shi Huan Yu Network Technology Co., Ltd. [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Nov. 19, 2010
Place of Establishment	PRC
Principal Activities	Provision of technology, leads generation and information consultancy services
Beijing Yi Ran Ju Ke Technology Development Co Ltd [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Jul. 08, 2011
Place of Establishment	PRC
Principal Activities	Provision of marketing services, rental services, leads generation services and real estate agency services
Beijing Hua Ju Tian Xia Network Technology Co Ltd [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Jul. 25, 2012
Place of Establishment	PRC
Principal Activities	Provision of technology and information consultancy services
Beijing Li Man Wan Jia Network Technology Co., Ltd. [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Jul. 25, 2012
Place of Establishment	PRC
Principal Activities	Provision of technology, leads generation and information consultancy services
Shanghai Jia Biao Tang Real Estate Broking Co., Ltd. [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Jul. 07, 2005
Place of Establishment	PRC
Principal Activities	Provision of real estate agency services, marketing services and listing services
Tianjin Jia Tian Xia Network Technology Co Ltd [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Apr. 15, 2014
Place of Establishment	PRC
Principal Activities	Provision of technology and information consultancy services
Hangzhou SouFun Network Technology Co., Ltd., [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Aug. 27, 2013
Place of Establishment	PRC
Principal Activities	Provision of technology and information consultancy services
Wuhan SouFun Yi Ran Ju Ke Real Estate Agents Co., Ltd. [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Dec. 13, 2013
Place of Establishment	PRC
Principal Activities	Provision of real estate agency services, leads generation services and real estate information services
Fang Tian Xia Financial Information Service (Beijing) Ltd. (previously known as Beijing Tianxi a Dai Information service Co., Ltd.) [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Apr. 09, 2014
Place of Establishment	PRC
Principal Activities	Provision of finance information services
Shanghai SouFun Microfinance Co.,Ltd. [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Jan. 19, 2015
Place of Establishment	PRC
Principal Activities	Provision of Microfinance services
Beihai Tian Xia Dai Microfinance Co., Ltd. [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Sep. 12, 2014
Place of Establishment	PRC
Principal Activities	Provision of microfinance services
Shanghai BaoAn Enterprise Co., Ltd. [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Mar. 31, 2013
Place of Establishment	PRC
Principal Activities	Lease, resale and management of property
Shanghai BaoAn Hotel Co., Ltd. [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Mar. 31, 2013
Place of Establishment	PRC
Principal Activities	Operation and management of hotel, restaurant and other catering business
Chongqing Tian Xia Dai Microfinance Co Ltd [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Dec. 11, 2014
Place of Establishment	PRC
Principal Activities	Provision of microfinance services
Tianjin Jia Tian Xia Microfinance Co Ltd [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Dec. 05, 2014
Place of Establishment	PRC
Principal Activities	Provision of microfinance services
Beijing Fang Chao Real Estate Broking Co., Ltd. ("Beijing Fang Chao") [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Apr. 07, 2015
Place of Establishment	PRC
Principal Activities	Provision of real estate agency services
Tianjin Fang Tian Xia Real Estate Broking Co., Ltd. ("Tianjin Fang Tian Xia") [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	May 21, 2015
Place of Establishment	PRC
Principal Activities	Provision of real estate agency services
Nanjing Cun Fang Real Estate Broking Co., Ltd. ("Nanjing Cun Fang") [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Apr. 30, 2015
Place of Establishment	PRC
Principal Activities	Provision of real estate agency services
Nanchang Cun Fang Real Estate Broking Co., Ltd. ("Nanchang Cun Fang") [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Jun. 03, 2015
Place of Establishment	PRC
Principal Activities	Provision of real estate agency services
Chongqing Fang Tian Xia Real Estate Broking Co., Ltd. ("Chongqing Fang Tian Xia") [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	May 27, 2015
Place of Establishment	PRC
Principal Activities	Provision of real estate agency services
Shanghai SouFun Fang Tian Xia Broking Co., Ltd. ("Shanghai Fang Tian Xia") [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Apr. 16, 2015
Place of Establishment	PRC
Principal Activities	Provision of real estate agency services
Beijing Li Tian Rong Ze Yi Jia Technology Development Co., Ltd. ("Beijing Li Tian Rong Ze") [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Sep. 04, 2015
Place of Establishment	PRC
Principal Activities	Provision of technology and information consultancy services
Hong Kong Property Network Limited [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	May 19, 2011
Place of Establishment	Hong Kong
Principal Activities	Investment holding
Best Fang Holdings LLC [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Aug. 30, 2017
Place of Establishment	United States of America
Principal Activities	Investment holding
Best Work Holdings New York LLC [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Mar. 14, 2011
Place of Establishment	United States of America
Principal Activities	Investment holding